Exploration and Evaluation Assets and Mining Data (Details) - Schedule of Exploration and Evaluation Assets and Mining Data - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Balance Beginning	$ 18,455,306	$ 12,746,135
Additions during the period	51,355,297	5,709,171
Balance Ending	69,810,603	18,455,306
Mining Data [Member]
Cost
Balance Beginning	12,746,135	12,746,135
Additions during the period
Balance Ending	12,746,135	12,746,135
Exploration and evaluation assets [Member]
Cost
Balance Beginning	5,709,171
Additions during the period	51,355,297	5,709,171
Balance Ending	$ 57,064,468	$ 5,709,171